Redeemable Convertible Preferred Stock - Schedule of Redeemable Convertible Preferred Stock (Details) - USD ($) $ / shares in Units, $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Temporary Equity [Line Items]
Authorized (in shares)	14,481,191	14,481,191				8,271,962
Outstanding (in shares)	14,381,190	14,381,190				8,271,958
Liquidation Preference	$ 110,533	$ 110,523				$ 34,463
Carrying Value	$ 108,418	$ 108,418				$ 32,561
Series Seed
Temporary Equity [Line Items]
Authorized (in shares)	3,631,354	3,631,354				3,631,354		3,631,354
Outstanding (in shares)	3,631,354	3,631,354			3,631,354	3,631,354	3,631,354
Original Issue Price per Share (in dollars per share)	$ 2.00	$ 2.00				$ 2.00		$ 2.00
Liquidation Preference	$ 7,263	$ 7,263				$ 7,263
Carrying Value	$ 5,494	$ 5,494			$ 5,494	$ 5,494	$ 5,494
Series A
Temporary Equity [Line Items]
Authorized (in shares)	4,640,604	4,640,604				4,640,608	4,640,608
Outstanding (in shares)	4,640,604	4,640,604			4,640,604	4,640,604	4,640,604
Original Issue Price per Share (in dollars per share)	$ 5.86	$ 5.86				$ 5.86	$ 5.86
Liquidation Preference	$ 27,200	$ 27,200				$ 27,200
Carrying Value	$ 27,067	$ 27,067			$ 27,067	$ 27,067	$ 27,067
Series B
Temporary Equity [Line Items]
Authorized (in shares)	6,209,233	6,209,233	6,209,233	5,722,489		0
Outstanding (in shares)	6,109,232	6,109,232				0
Original Issue Price per Share (in dollars per share)	$ 12.45	$ 12.45	$ 12.45
Liquidation Preference	$ 76,070	$ 76,060				$ 0
Carrying Value	$ 75,857	$ 75,857				$ 0